Profit sharing and rebates (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Profit Sharing and Rebates

	2022	2021 1)	2020 1)
Surplus interest bonuses	-	1	1

Profit appropriated to policyholders	7	7	7
Total	7	8	8

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.